FORWARD FUNDS

Forward Asia Ex-Japan Equities Fund

Forward Banking and Finance Fund

Forward Eastern Europe Equities Fund

Forward Emerging Markets Fund

Forward Growth Fund

Forward International Equity Fund

Forward International Fixed Income Fund

Forward International Small Companies Fund

Forward Large Cap Equity Fund

Forward Legato Fund

Forward Long/Short Credit Analysis Fund

Forward Mini-Cap Fund

Forward Progressive Real Estate Fund

Forward Small Cap Equity Fund

Supplement dated June 10, 2008

(to the Investor Class and Institutional Class Shares Prospectus and

Statement of Additional Information (“SAI”) dated May 1, 2008)

The following information applies to the Forward Long/Short Credit Analysis Fund:

Change in Dividend Frequency:

Effective immediately, the following information replaces the information in the first full paragraph on page 127 of the Prospectus under the heading “Dividends and Taxes”:

The Funds, except for the Forward International Fixed Income Fund, the Forward Progressive Real Estate Fund and the Forward Long/Short Credit Analysis Fund, expect to declare and pay dividends of net investment income and capital gain distributions annually, if available. The Forward International Fixed Income Fund and the Forward Long/Short Credit Analysis Fund expect to declare and pay income dividends quarterly and capital gain distributions annually, if available. The Forward Progressive Real Estate Fund expects to declare and pay income dividends monthly and capital gains distributions annually, if available. A shareholder will automatically receive all income, dividends and capital gain distributions in additional full and fractional shares, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call (800) 999-6809 or write to us at Forward Funds, P.O. Box 1345, Denver, CO 80201.

Effective immediately the following information replaces the last paragraph on page 77 of the SAI under the heading “Distributions”:

The Forward Asia Ex-Japan Equities Fund, Forward Eastern Europe Equities Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Opportunities Fund, Forward Emerging Markets Fund, Forward Mini-Cap Fund, Forward Small Cap Equity Fund, Forward International Equity Fund, Forward International Small Companies Fund, Forward Large Cap Equity Fund, Forward Legato Fund and Sierra Club Stock Fund expect to declare and pay capital gains distributions and dividends of net investment income, if any, annually in December. The Forward Progressive Real Estate Fund expects to declare and pay income dividends, if any, monthly and capital gain distributions, if any, annually in December. The Forward International Fixed Income Fund and Forward Long/Short Credit Analysis Fund expect to declare and pay income dividends, if any, quarterly and capital gain distributions, if any, annually in December.

FWD001375 0608SUP

FORWARD FUNDS

Forward Asia Ex-Japan Equities Fund

Forward Banking and Finance Fund

Forward Eastern Europe Equities Fund

Forward Emerging Markets Fund

Forward Growth Fund

Forward International Equity Fund

Forward International Fixed Income Fund

Forward International Small Companies Fund

Forward Large Cap Equity Fund

Forward Legato Fund

Forward Long/Short Credit Analysis Fund

Forward Mini-Cap Fund

Forward Progressive Real Estate Fund

Forward Small Cap Equity Fund

Supplement dated June 10, 2008

(to the Class A and Class C Shares Prospectus

and Statement of Additional Information (“SAI”) dated May 1, 2008)

The following information applies to the Forward Long/Short Credit Analysis Fund:

Change in Dividend Frequency:

Effective immediately, the following information replaces the information in the first full paragraph on page 132 of the Prospectus under the heading “Dividends and Taxes”:

The Funds, except for the Forward International Fixed Income Fund, the Forward Progressive Real Estate Fund and the Forward Long/Short Credit Analysis Fund, expect to declare and pay dividends of net investment income and capital gain distributions annually, if available. The Forward International Fixed Income Fund and the Forward Long/Short Credit Analysis Fund expect to declare and pay income dividends quarterly and capital gain distributions annually, if available. The Forward Progressive Real Estate Fund expects to declare and pay income dividends monthly and capital gains distributions annually, if available. A shareholder will automatically receive all income, dividends and capital gain distributions in additional full and fractional shares, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call (800) 999-6809 or write to us at Forward Funds, P.O. Box 1345, Denver, CO 80201.

Effective immediately, the following information replaces the last paragraph on page 77 of the SAI under the heading “Distributions”:

The Forward Asia Ex-Japan Equities Fund, Forward Eastern Europe Equities Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Opportunities Fund, Forward Emerging Markets Fund, Forward Mini-Cap Fund, Forward Small Cap Equity Fund, Forward International Equity Fund, Forward International Small Companies Fund, Forward Large Cap Equity Fund, Forward Legato Fund and Sierra Club Stock Fund expect to declare and pay capital gains distributions and dividends of net investment income, if any, annually in December. The Forward Progressive Real Estate Fund expects to declare and pay income dividends, if any, monthly and capital gain distributions, if any, annually in December. The Forward International Fixed Income Fund and Forward Long/Short Credit Analysis Fund expect to declare and pay income dividends, if any, quarterly and capital gain distributions, if any, annually in December.

Shareholder Fees:

Effective immediately, the following information replaces the Shareholder Fees table on page 78 of the Prospectus:

Shareholder Fees:

Fees paid directly from your investment	Class A	Class C
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 18 months (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

FWD001376 0608SUP